Deferred Charges, net	6 Months Ended
Jun. 30, 2026
Deferred Charges, net [Abstract]
Deferred Charges, net
5.	Deferred Charges, net:

The movement in deferred charges, net, which represents deferred dry-docking costs, in the accompanying unaudited condensed consolidated balance sheets is as follows:

Dry-docking costs
Balance December 31, 2025	$1,835,981
Amortization	(203,795)
Balance June 30, 2026	$1,632,186